Investment Strategy - MAI Managed Volatility Fund	Dec. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	+ Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective principally by (1) investing in a diversified portfolio of equity securities, with a focus on those paying dividends, and (2) selling exchange listed options. The Fund’s equity portfolio is designed to appreciate for long-term capital gains, and the Fund’s option overlay strategy is designed to generate gains, which are largely short-term capital gains. This strategy generally requires the Fund to hold a substantial amount of its assets in cash or cash equivalents, which may include U.S. Treasury securities, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance. The Fund may invest in fixed-income securities, which primarily will be investment grade, meaning that they are rated by a nationally recognized statistical rating organization (for example, Moody’s Investors Service or S&P Global Ratings) as Baa3 or BBB- (or the equivalent) or better or determined by the Adviser to be of comparable quality. Although the Fund may invest in fixed-income securities of any maturity or duration, the Adviser generally expects that the Fund’s investments in fixed-income securities will carry a maturity and duration of less than two years.

Under normal market conditions, the Fund’s investments in domestic equity securities are primarily in companies with mega-, large- and mid-sized market capitalizations or exchange-traded funds (“ETFs”) that invest in such securities. The Adviser defines these ranges as mega-cap: market value of $200 billion or more; large-cap: market value between $10 billion and $200 billion and mid-cap: market value between $2 billion and $10 billion. Such domestic equity securities include common stock and sponsored and unsponsored American Depositary Receipts (“ADRs”). The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $2 billion).

The Adviser’s focus on mega-. large- and mid-cap total return-oriented stocks and a target equity weighting of 45-55% of total assets under normal circumstances may limit the Fund’s ability to fully participate in sharply rising stock markets. However, these investments, as well as the option premium generated by selling options, are intended to provide significant downside protection in falling markets. When price change, dividends and interest income are coupled with the premium generated from the option writing activity, the Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility. Volatility is a statistical measure of the magnitude of changes in the Fund’s returns without regard to the direction of those changes. Higher volatility is generally associated with higher risk, as often reflected by frequent (and sometimes significant) movements up and down in value.

The Fund may use cash-secured index options to achieve the desired market exposure and address volatility under changing market conditions. The Fund may write put or call options on ETFs that seek to track the performance of an underlying index. In addition, the Fund may buy call options, or sell put options seeking to initiate positions and buy put index options that are designed to create a hedge for the Fund’s portfolio.

The Adviser uses a total return approach to select the Fund’s investments. The Adviser’s investment process consists of conducting proprietary research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the security’s price exceeds its target, or if other investments with a better risk-return profile become available, the Adviser may sell the holding.

Strategy Portfolio Concentration [Text]	The Fund will seek to achieve its investment objective principally by (1) investing in a diversified portfolio of equity securities, with a focus on those paying dividends, and (2) selling exchange listed options. The Fund may invest in fixed-income securities, which primarily will be investment grade, meaning that they are rated by a nationally recognized statistical rating organization (for example, Moody’s Investors Service or S&P Global Ratings) as Baa3 or BBB- (or the equivalent) or better or determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund’s investments in domestic equity securities are primarily in companies with mega-, large- and mid-sized market capitalizations or exchange-traded funds (“ETFs”) that invest in such securities. The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $2 billion).